WARRANTS	9 Months Ended
Dec. 31, 2011
WARRANTS

NOTE 13- WARRANTS

The Company has issued warrants to outside consultants in payments for services provided as detailed in the following schedule. The warrants are issued as “cashless” warrants and all have a three-year term with the exception of the warrant issued on October 10, 2010, which has a 30 month term. The warrants have been valued using a Black-Scholes option pricing model with appropriate volatility, equity value and interest rate inputs as noted below. The valuation of the warrants is for disclosure purposes only as the charge is related to the cost of issuing the shares and there is no impact to the financial statements.

Common Stock Warrants Issued	Common	Exercise	Valuation	Fair Value per	Warrants'
to Outside Consultants	Shares	Price	Date	Warrant Share	Fair Value

Issued on October 1, 2010	2,000,000	$4.00	10/1/2010	$-	$-
Issued on March 14, 2011	707,280	$1.50	3/14/2011	$0.34	$240,475
Issued on March 24, 2011	15,000	$1.50	3/24/2011	$0.34	$5,100
Total Warrant Value					$245,575

The fair value of the warrant as at the grant date of October 1, 2010 was based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	0%
Average risk-free interest rate	0.74%
Expected life	2.5 years
Expected volatility	65.0%

The fair value of the warrant as at the grant dates of March 14, and March 24, 2011 were based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	0%
Average risk-free interest rate	1.07 – 1.19%
Expected life	3 years
Expected volatility	77.2%

As at December 31, 2011, the number of shares the warrants outstanding could purchase if exercised was as follows:

		Weighted
	Common	Average
Warrants	Shares	Price/sh
Outstanding, beginning of period	8,766,280	$2.07
Issued	100,000	$1.50
Exercised	(2,020,000)	$1.50
Expired	-	$-
Outstanding, end of period	6,846,280	$2.23